Company financial information - Cash flows (Details) € / shares in Units, $ in Millions									12 Months Ended
	Oct. 22, 2024	Jul. 23, 2024	Apr. 23, 2024	Feb. 20, 2024	Oct. 24, 2023	Jul. 25, 2023	Apr. 25, 2023	Feb. 21, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Cash generated from operating activities
Cash used in operations | $									$ 659		$ 814		$ 322
Net cash from operating activities | $									450		616		205
Cash flows from financing activities
Dividends paid | $									(264)		(263)		(251)
Treasury shares purchased | $													(35)
Net cash (outflow)/inflow from financing activities | $									$ (81)		$ (348)		499
Par value | € / shares										€ 0.01		€ 0.01
Returning value to shareholders | $													$ 35
Preferred shares
Cash flows from financing activities
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Parent
Cash generated from operating activities
Cash used in operations										€ (2,000,000)		€ (2,000,000)		€ (4,000,000)
Net cash from operating activities										(2,000,000)		(2,000,000)		(4,000,000)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings										245,000,000		246,000,000		35,000,000
Dividends paid										(243,000,000)		(244,000,000)		(244,000,000)
Proceeds from share issuance														247,000,000
Treasury shares purchased														(34,000,000)
Net cash (outflow)/inflow from financing activities										€ 2,000,000		€ 2,000,000		4,000,000
Returning value to shareholders														€ 34,000,000